Equity Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Equity Based Compensation Plans [Abstract]
Weighted average assumptions used to estimate fair value of stock options
The average fair value of stock options granted for the years ended December 31, 2011, 2010 and 2009 was $14.49, $18.39 and $5.24, respectively.  The stock options granted during the fourth quarter of 2011 included a $100 cap on the appreciation of the market price over the exercise price.  The fair value of stock options was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants:

	2011	2010	2009
Stock price	$131.87	$107.21	$66.05-$84.90
Risk-free interest rates	2.23%	3.50%	4.58%
Expected lives	10 years	10 years	10 years
Volatility	19.63%	22.00%	20.00%
Dividend yield	3.29%	3.85%	4.85%

Summary of stock options activity
A summary of the status of the Company's stock option plans as of December 31, 2011, 2010, and 2009 and changes during the years ended on those dates is presented below:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Outstanding at beginning of year	300,642	$88.11	378,542	$82.08	393,443	$80.63
Granted	197,500	131.87	18,214	107.21	32,259	76.68
Exercised	(83,122)	84.24	(78,381)	63.97	(18,407)	38.31
Forfeited and canceled	-	0.00	(17,733)	105.40	(28,753)	85.11
Outstanding at end of year	415,020	109.71	300,642	88.11	378,542	82.08

Options exercisable at year end	219,820	92.31	265,770	86.28	329,909	81.37

Summary information of stock options outstanding
The following table summarizes information about stock options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding as of December 31, 2011	Weighted- average remaining contractual life	Weighted- average exercise price	Number exercisable as of December 31, 2011	Weighted- average exercise price
$48.68 - 73.38	50,577	2.8 years	$61.78	50,577	$61.78
79.05 - 125.84	167,693	5.0 years	97.70	148,193	97.15
126.73 - 134.44	196,750	9.8 years	132.27	21,050	131.66
	415,020	7.0 years	109.71	219,820	92.31

Restricted stock activity
The following table summarizes information about restricted stock outstanding as of December 31, 2011, 2010 and 2009 and changes during the years ended:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		average		average		average
		grant		grant		grant
	Shares	price	Shares	price	Shares	price
Unvested at beginning of year	44,877	$102.46	37,727	$99.43	30,304	$119.31
Granted	1,540	134.44	14,415	109.62	18,954	75.77
Vested	(9,532)	104.91	(6,126)	102.27	(5,647)	108.49
Forfeited and canceled	(1,666)	94.35	(1,139)	93.92	(5,884)	116.89
Unvested at end of year	35,219	98.57	44,877	102.46	37,727	99.43